Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6.    Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2020	2021
Deductible VAT input	943,577	1,040,024
Prepayment to vendors	83,792	167,453
Derivative assets	—	104,277
Interest receivable	14,046	97,734
Deposits	45,891	84,421
Receivable of reimbursement from the depositary bank	—	80,461
Receivables from third party online payment service providers	69,009	74,464
Receivables from JAC	121,012	20,939
Other receivables	145,076	184,302
Total	1,422,403	1,854,075

The Group entered into several currency exchange forward contracts with certain commercial banks in PRC. Pursuant to these contracts, the Group agreed to sell US dollars to the banks in exchange for Renminbi at pre-arranged fixed foreign exchange rates on specific future dates with no upfront payments to mitigate the risks of foreign exchange gain/loss generated from the Group’s balances of cash and cash equivalents and short-term investments denominated in US dollars. The Group recorded these currency exchange forward contracts as derivative assets/liabilities at their fair values at each of reporting date.

Receivables from JAC mainly consist of national subsidy applied and collected by JAC on behalf of the Group’s customers.